Subsequent Events (Details) - USD ($) $ in Thousands				1 Months Ended	6 Months Ended
	Nov. 04, 2023	Sep. 25, 2023	Jul. 17, 2023	Jul. 17, 2022	Jun. 30, 2023
Subsequent Events (Details) [Line Items]
Purchase percentage			51.00%
Cash (in Dollars)					$ 60,000
Purchase of shareholders percentage	38.61%			100.00%
Ordinary share and warrants, description					(i) US$400 (original principal amount) of convertible notes, Series C warrants to purchase 258,065 ADSs (or 5,161,300 Class A ordinary shares) at exercise price equal to 125% of the lower of (a) $1.86 and (b) the lowest daily volume-weighted average price (“VWAP”) for the 10 trading days prior to the exercise date and Series D warrants to purchase up to 283,688 ADSs (or 5,673,760 Class A ordinary shares) at exercise price equal to the lower of (x) $1.41 and (y) 75.83% of the lowest daily VWAP for the ten (10) trading days immediately prior to the exercise date, subject to adjustment, and (ii) US$1,600 (original principal amount) of convertible notes, 20,645,160 Series C warrants and 22,695,040 Series D warrants. The Company received the first payment RMB1,697(US$234) from this offering, excluding related financing costs.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued and outstanding equity interests (in Dollars)		$ 2,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares (in Shares)					110,476,291